FINANCING RECEIVABLES (Schedule of Financing Receivables by Credit Quality Indicator) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Investment in sales-type leases - net, Carrying Value	$ 17,272,871	$ 18,252,772	$ 22,661,504
Current [Member]
Financing Receivable, Recorded Investment [Line Items]
Investment in sales-type leases - net, Carrying Value	10,733,000	11,872,000	15,825,000
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Investment in sales-type leases - net, Carrying Value	5,595,000	4,178,000	4,246,000
Poor [Member]
Financing Receivable, Recorded Investment [Line Items]
Investment in sales-type leases - net, Carrying Value	$ 1,260,000	$ 2,203,000	$ 2,591,000